REDEEMABLE NONCONTROLLING INTEREST - Changes in carrying amount (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Change in the carrying amount of redeemable non-controlling interests
Initial recognition	¥ 1,790,060
Net income attributable to the redeemable noncontrolling interests	50,903	$ 7,279
Accretion to redemption value of redeemable noncontrolling interests	4,929
Dividends to redeemable noncontrolling interests	(34,301)		¥ (26,272)	¥ (5,467)
Redemption of a redeemable noncontrolling interest	(100,000)		¥ 1,152	¥ (57,671)
Ending balance	¥ 1,711,591	$ 244,754